THE COMPANY AND ITS SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Accounting Policies [Abstract]
Schedule of Subscription and Transaction Fees Disaggregated by Customer Category

The Company’s subscription and transaction fees are disaggregated by customer category and consisted of the following (in thousands):

	Three months ended March 31,		Nine months ended March 31,
	2019	2020	2019	2020
Small-to-midsize business and accounting firm customers	$19,537	$33,356	$53,958	$89,789
Financial institution customers	2,575	2,736	6,768	7,815

Total subscription and transaction fees	$22,112	$36,092	$60,726	$97,604

Subscription and transaction fees by customer category are comprised of the following for the years ended June 30, 2018 and 2019 (in thousands):

	Year ended June 30,
	2018	2019
SMB and accounting firm customers	$50,138	$76,292
Financial institution customers	6,854	9,659

Total subscription and transaction fees	$56,992	$85,951

Schedule Of Other Income Net

Other income, net—Other income, net consisted of the following during the years ended June 30, 2018 and 2019 (in thousands):

	Year ended June 30,
	2018	2019
Interest income	$1,058	$3,207
Interest expense	(427)	(825)
Other	1	(49)

	$632	$2,333

Schedule of Condensed Cash Flow Statement

The Company has reclassified the net change in customer fund deposits liability in the consolidated statements of cash flows from investing activities to financing activities for all periods presented. The impact of the reclassification during the years ended June 30, 2018 and 2019 was as follows (in thousands):

	Year ended June 30,
	2018	2019
Net cash used in investing activities - as previously reported	$(71,750)	$(5,508)
Impact of reclassification - net change in customer fund deposits liability	(263,671)	(414,293)

Net cash used in investing activities - as reclassified	$(335,421)	$(419,801)

Net cash provided by (used in) financing activities - as previously reported	$62,611	$77,362
Impact of reclassification - net change in customer fund deposits liability	263,671	414,293

Net cash provided by financing activities - as reclassified	$326,282	$491,655